COMMITMENTS AND CONTINGENCIES - Vallon - 10-K	9 Months Ended
Sep. 30, 2023
Other Commitments [Line Items]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Employment Agreements
The Company has entered into employment contracts with its officers that provide for severance and continuation of benefits in the event of termination of employment by the Company without cause or by the employee for good reason. In addition, in the event of termination of employment following a change in control, the vesting of certain equity awards may be accelerated.
Separation and Release Agreement
In connection with the resignation of David Baker, the Company’s Former Chief Executive Officer, pursuant to the Merger, the Company and Mr. Baker entered into a Separation and Release Agreement on April 21, 2023 (the Separation Agreement). Pursuant to the terms of the Separation Agreement and his employment agreement, Mr. Baker will receive continuation of his current salary and certain COBRA benefits for 18 months payable in accordance with the Company’s payroll practices. Mr. Baker also received a lump sum payment equal to 150% of his target bonus and agreed to reduce amounts payable with respect to certain future milestone payments.
Vallon Pharmaceuticals, Inc.
Other Commitments [Line Items]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Employment agreements
The Company has entered into employment contracts with its officers that provide for severance and continuation of benefits in the event of termination of employment by the Company without cause or by the employee for good reason. In addition, in the event of termination of employment following a change in control, the vesting of certain equity awards may be accelerated.
Litigation
In November 2021, the Company was named as a defendant in a putative class action lawsuit filed in the California Superior Court, County of Los Angeles, styled Rendon v. Vallon, Inc., et al. The complaint brought one claim for violation of California’s Unruh Civil Rights Act (Unruh Act), alleging that the Company’s website is not compatible with software used by vision-impaired individuals. The Company settled the lawsuit for an immaterial amount.
COVID-19 Impact
The global COVID-19 pandemic continues to present uncertainty and unforeseeable new risks to the Company’s operations and business plan. The Company has closely monitored recent COVID-19 developments, including states’ lifting COVID-19 safety measures, drops in vaccination rates, and the spread of various coronavirus strains such as the Delta and Omicron variants. In light of these developments, the full impact of the COVID-19 pandemic on the Company’s business, operations and clinical development plans remains uncertain and will vary depending on the pandemic’s future impact on its clinical trial enrollment, clinical trial sites, clinical research organizations (CROs), third-party manufacturers, and other third parties with whom the Company does business, as well as any legal or regulatory consequences resulting therefrom. To the extent possible, the Company is conducting business as usual, with necessary or advisable modifications to employee travel and with most of its employees and consultants working remotely. The Company will continue to actively monitor the COVID-19 situation and may take further actions that alter its operations, including those that may be required by federal, state or local authorities, or that it determines is in the best interests of its employees and other third parties with whom the Company does business.